STOCKHOLDERS' EQUITY (Details)	11 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Class A Common Stock
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Voting right per share	one
Common stock, shares issued (in shares)	15,774,717	3,861,173	3,043,642
Common stock, shares outstanding (in shares)	15,774,717	3,861,173	3,043,642
Common stock, subject to possible redemption (in shares)	25,625,283	37,538,827	38,356,358
Stock conversion basis at time of business combination	1
Class B Common Stock
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding (in shares)	10,350,000	10,350,000	10,350,000
Stock conversion percentage threshold	20.00%